Convertible Debt (Details Narrative) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2012 Year	Mar. 31, 2012 Number	Jul. 31, 2012	Jun. 30, 2012 Number
Debt Disclosure [Abstract]
Preferred return convertible certificates	$ 29,295
Common shares price per share	$ 0.50
Preferred shares redeemable term	18
Convertible cerficates purchased for every one common share warrants	10
Common share warrant period	3
Exercisable price of common share warrant	$ 0.50
Fair value of derivative liability	10,504
Discount on convertible warrants		39,799
Convertible debentures		$ 380,590	$ 100,000	$ 330,000
Interest on convertible debentures		900.00%		900.00%
Common shares price per share		$ 0.75		$ 0.80